BORROWINGS (Tables)	6 Months Ended
Jun. 30, 2023
Financial Instruments [Abstract]
Disclosure of detailed information about borrowings

	Maturity	Annual Rate	Currency	As of
				June 30, 2023	December 31, 2022
Corporate revolving credit facility	June 29, 2028	SOFR plus 1.2%	US$	$577	$96
Commercial paper(1)	August 8, 2023	6.0%	US$	941	464

Current:
Medium-term notes:
Public - Canadian	February 22, 2024	3.3%	C$	227	222
Public - Canadian	February 22, 2024	3.3%	C$	302	295
Non-current:
Medium-term notes:
Public - Canadian	November 14, 2027	5.6%	C$	340	332
Public - Canadian	September 11, 2028	4.2%	C$	529	517
Public - Canadian	October 9, 2029	3.4%	C$	529	517
Public - Canadian	September 1, 2032	2.9%	C$	378	369
Public - Canadian	February 14, 2033	6.0%	C$	189	185
Public - Canadian	April 25, 2034	5.4%	C$	302	295
Public - Canadian	April 25, 2052	5.8%	C$	150	147
Subordinated notes:
Public - U.S.	May 24, 2081	5.0%	US$	250	250
				4,714	3,689
Deferred financing costs and other				(23)	(23)
Total				$4,691	$3,666
1.Maturity and annual rate associated with our commercial paper program represents a weighted average of all outstanding obligations as of June 30, 2023.

	As of
US$ MILLIONS	June 30, 2023	December 31, 2022
Current	$3,741	$2,567
Non-current	27,151	24,000
Total	$30,892	$26,567